Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables.
Payable to suppliers	$ 189,092	$ 241,936
Trade notes and bills payable	137	14,887
Total	$ 189,229	$ 256,823